Disposals of businesses and deconsolidation of subsidiary (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended																						0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) business_disposal	Jan. 02, 2014 SFL Deepwater Ltd	Dec. 31, 2014 Seadrill Partners LLC USD ($)	Jul. 21, 2014 Seadrill Operating LP	Jan. 02, 2014 Seadrill Operating LP	Dec. 30, 2014 Seadrill Mobile Units (Nigeria) Ltd	Jan. 02, 2014 Seadrill Mobile Units (Nigeria) Ltd	Dec. 31, 2014 Sapura Kencana USD ($)	Apr. 30, 2014 Sapura Kencana	Dec. 31, 2013 Sapura Kencana USD ($)	Apr. 30, 2013 Sapura Kencana MYR	Dec. 31, 2012 Sapura Kencana	Dec. 31, 2014 Varia Perdana	Dec. 31, 2013 Varia Perdana	Apr. 30, 2013 Varia Perdana	Dec. 31, 2012 Varia Perdana	Dec. 31, 2014 Tioman	Dec. 31, 2013 Tioman	Apr. 30, 2013 Tioman	Dec. 31, 2012 Tioman	Apr. 30, 2013 Tender Rig Business USD ($) rig	Dec. 31, 2013 Available-for-sale Securities Sapura Kencana USD ($)	Dec. 31, 2013 Available-for-sale Securities Sapura Kencana MYR
Subsidiary, Sale of Stock [Line Items]
Cumulative number of shares issued																								720,329,691	720,329,691
Ownership percentage after issuance of stock (in hundredths)					28.60%						8.18%		12.00%	6.40%										12.02%	12.02%
Ownership interest, percentage				39.00%		42.00%	70.00%	29.00%	39.00%						0.00%	0.00%	49.00%	49.00%	0.00%	0.00%	49.00%	49.00%
Gain on sale of business	$ 0	$ 1,256	$ 0																				$ 1,256
Investment in Equity Investee																							416
Investment in Equity Investee, share price													3.18
Assets secured by collateral																							760
Non-recognized capital commitments																							320
Consideration																							2,900
Cash																							1,200
Deferred consideration																							187
Deferred consideration, non-contingent																							145
Deferred Consideration, non-contingent, payable period																							3 years
Deferred consideration, contingent																							42
Deferred Consideration, non-Contingent, fair value																							135
Deferred Consideration, contingent, fair value																							0
Fair value of consideration received																							2,600
Working capital adjustment																							75
Carry value of assets and liabilities																							1,324
Other related costs to sale																							20
Number of rigs under construction																							3
Carrying value	$ 751	$ 1,082			$ 426					$ 325		$ 1,078												$ 1,078
Closing share price (per share)																									4.90
Number of Business Disposals			0